Consolidated Statements of Stockholders Equity (USD $)	0 Months Ended	3 Months Ended				6 Months Ended		7 Months Ended		12 Months Ended
	Jul. 22, 2013	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2013		Jul. 22, 2013		Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Apr. 01, 2014	Dec. 31, 2011
Statement of Stockholders' Equity
Total Stockholders' Equity	$ 986,000,000	$ 1,885,000,000		$ 1,252,000,000	[1]	$ 1,252,000,000	[1]	$ 986,000,000		$ 1,885,000,000		$ 1,252,000,000	[1]	$ 1,002,000,000			$ 561,000,000
Assets Transferred, Carrying Value																460,000,000
Retained Earnings (Accumulated Deficit)		3,000,000		8,000,000	[1]	8,000,000	[1]			3,000,000		8,000,000	[1]
Allocation of Predecessor's equity						0
Less: Net income attributable to NRG (b)						78,000,000				64,000,000
Net income attributable to NRG Yield, Inc.		0		4,000,000						16,000,000		13,000,000
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest		(5,000,000)	[2]	(37,000,000)				(54,000,000)		(112,000,000)		(132,000,000)	[1]	(12,000,000)	[1]
Unrealized gain/(loss) on derivatives						6,000,000		38,000,000		(52,000,000)				(20,000,000)
Net Assets Acquired, ROFO Assets										(357,000,000)
Partners' Capital Account, Contributions														355,000,000
Proceeds from Contributions from Affiliates						(14,000,000)				(16,000,000)
Partners' Capital Account, Return of Capital						(395,000,000)
Payments of Capital Distribution								(312,000,000)		(84,000,000)				(72,000,000)
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders						(43,000,000)
Common Stock, Value, Issued						468,000,000				630,000,000
Adjustments to Additional Paid in Capital, Equity Component of Convertible Debt										23,000,000
Non-cash addition to additional paid-in capital for change in tax basis of property, plant and equipment for assets acquired from NRG						153,000,000				(14,000,000)
Payments of Ordinary Dividends, Common Stock						(15,000,000)
Proceeds from issuance of Class A common stock	468,000,000											468,000,000		0
Preferred Stock [Member]
Statement of Stockholders' Equity
Total Stockholders' Equity	0	0		0		0		0		0		0		0			0
Additional Paid-in Capital
Statement of Stockholders' Equity
Total Stockholders' Equity	0	1,240,000,000		621,000,000		621,000,000		0		1,240,000,000		621,000,000		0			0
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest														(12,000,000)	[3]
Unrealized gain/(loss) on derivatives								38,000,000	[3]					(20,000,000)	[3]
Common Stock, Value, Issued						468,000,000
Adjustments to Additional Paid in Capital, Equity Component of Convertible Debt										23,000,000
Non-cash addition to additional paid-in capital for change in tax basis of property, plant and equipment for assets acquired from NRG										(14,000,000)
Payments of Ordinary Dividends, Common Stock										(20,000,000)
Proceeds from issuance of Class A common stock										630,000,000
Other Additional Capital [Member]
Statement of Stockholders' Equity
Total Stockholders' Equity	986,000,000 [3]	0		0		0		986,000,000	[3]	0		0		1,002,000,000	[3]		561,000,000	[3]
Allocation of Predecessor's equity						(591,000,000)	[3]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest								(54,000,000)	[3]
Partners' Capital Account, Return of Capital						(395,000,000)	[3]
Payments of Capital Distribution								(312,000,000)	[3]
Retained Earnings
Statement of Stockholders' Equity
Total Stockholders' Equity	0			8,000,000		8,000,000		0				8,000,000		0			0
Net income attributable to NRG Yield, Inc.										16,000,000
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest						(13,000,000)
Accumulated Other Comprehensive Income (Loss)
Statement of Stockholders' Equity
Total Stockholders' Equity	0	(9,000,000)		0		0		0		(9,000,000)		0		0			0
Allocation of Predecessor's equity						3,000,000
Unrealized gain/(loss) on derivatives						(3,000,000)				(9,000,000)				0
Noncontrolling Interest
Statement of Stockholders' Equity
Total Stockholders' Equity	0	651,000,000		623,000,000		623,000,000		0		651,000,000		623,000,000		0
Allocation of Predecessor's equity						588,000,000
Less: Net income attributable to NRG (b)						65,000,000				48,000,000	[4]	42,000,000	[1],[4]
Unrealized gain/(loss) on derivatives										(43,000,000)		9,000,000
Net Assets Acquired, ROFO Assets										(357,000,000)
Proceeds from Contributions from Affiliates										(16,000,000)
Payments of Capital Distribution										(84,000,000)
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders						(43,000,000)
Non-cash addition to additional paid-in capital for change in tax basis of property, plant and equipment for assets acquired from NRG										0
Common Class D [Member]
Statement of Stockholders' Equity
Total Stockholders' Equity	0	0		0		0		0		0		0		0			0
Common Class C [Member]
Statement of Stockholders' Equity
Total Stockholders' Equity	0	0		0		0		0		0		0		0			0
Net income attributable to NRG Yield, Inc.										8,000,000.0		6,500,000.0
Common Class B [Member]
Statement of Stockholders' Equity
Total Stockholders' Equity	0	0		0		0		0		0		0		0			0
Payments of Ordinary Dividends, Common Stock										(101,000,000)
Common Class B [Member] | Noncontrolling Interest
Statement of Stockholders' Equity
Payments of Ordinary Dividends, Common Stock						(10,000,000)				(60,000,000)
Common Class A [Member]
Statement of Stockholders' Equity
Total Stockholders' Equity	0	0		0		0		0		0		0		0			0
Net income attributable to NRG Yield, Inc.										8,000,000.0		6,500,000.0
Common Class A [Member] | Retained Earnings
Statement of Stockholders' Equity
Payments of Ordinary Dividends, Common Stock						(5,000,000)				(21,000,000)
Scenario, Previously Reported [Member]
Statement of Stockholders' Equity
Total Stockholders' Equity																	387,000,000
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest		10,000,000		(24,000,000)								(109,000,000)
Scenario, Previously Reported [Member] | Other Additional Capital [Member]
Statement of Stockholders' Equity
Total Stockholders' Equity																	387,000,000	[3]
Cash [Member] | Additional Paid-in Capital
Statement of Stockholders' Equity
Proceeds from Contributions from Affiliates														(355,000,000)	[3]
Non-cash [Member]
Statement of Stockholders' Equity
Proceeds from Contributions from Affiliates								(66,000,000)		(16,000,000)		(80,000,000)		(166,000,000)
Payments of Capital Distribution								(33,000,000)		0		(76,000,000)		0
Non-cash addition to additional paid-in capital for change in tax basis of property, plant and equipment for assets acquired from NRG						153,000,000				(14,000,000)				0
Non-cash [Member] | Additional Paid-in Capital
Statement of Stockholders' Equity
Proceeds from Contributions from Affiliates														(166,000,000)	[3]
Payments of Capital Distribution														(72,000,000)	[3]
Non-cash [Member] | Other Additional Capital [Member]
Statement of Stockholders' Equity
Proceeds from Contributions from Affiliates								(66,000,000)	[3]
Payments of Capital Distribution								(33,000,000)	[3]
Non-cash [Member] | Noncontrolling Interest
Statement of Stockholders' Equity
Proceeds from Contributions from Affiliates						(14,000,000)
Acquired ROFO Assets [Domain]
Statement of Stockholders' Equity
Total Stockholders' Equity																	174,000,000
Proceeds from Contributions from Affiliates								(171,000,000)
Acquired ROFO Assets [Domain] | Other Additional Capital [Member]
Statement of Stockholders' Equity
Total Stockholders' Equity																	174,000,000	[3]
Proceeds from Contributions from Affiliates								(171,000,000)	[3]
EME-NYLD Assets [Member] | Noncontrolling Interest
Statement of Stockholders' Equity
Assets Transferred, Carrying Value																460,000,000
Drop-down Acquisition [Member]
Statement of Stockholders' Equity
Less: Net income attributable to NRG (b)										48,000,000
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest										$ (48,000,000)		$ (23,000,000)	[1]

[1]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[2]	The Company's unaudited quarterly financial data was recast for the effect of the EME-NYLD-Eligible Assets, from the date the entities were under common control or April 1, 2014.
[3]	(a) Retrospectively adjusted starting on January 1, 2012, as discussed in Note 1, Nature of Business.
[4]	The calculation of income attributable to NRG excludes pre-acquisition net income of the Drop Down Assets.